INVESTMENT IN AN AFFILIATED COMPANY	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
NOTE 6:-        INVESTMENT IN AN AFFILIATED COMPANY

As of December 31, 2012, the Company owned 25.61% of Mailvision's outstanding share capital. The Company had an investment in equity in the amount of $  1,655, convertible and non-convertible loans in the principal amount of $  398, and accumulated net loss in the amount of $  969. In April 2013, the Company entered into an asset purchase agreement with Mailvision, pursuant to which in May 2013, the Company acquired certain assets and assumed certain liabilities of Mailvision (See also Note 3). As of December 31, 2013, the Company owned 29.6% of the outstanding share capital of Mailvision.

Balances and transactions with MailVision were as follows:

a.	Balances:

	December 31,
	2012	2013

Other payables and accrued expenses	$492	$-

b.	Transactions:

	Year ended December 31,
	2011	2012	2013

Amounts charged - cost of revenues	$2,164	$1,414	$432